Cost Reduction Programs	12 Months Ended
Dec. 31, 2014
Cost Reduction Programs
COST REDUCTION PROGRAMS

2014 Disposition Plant Severance

AEP intends to retire several generation plants or units of plants during 2015. The plant closures will result in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

We recorded a charge to Other Operation expense in December 2014 primarily related to employees at the disposition plants.

Disposition Plant Severance Activity
(in millions)
Incurred	$29
Settled	—
Adjustments	—
Balance as of December 31, 2014	$29

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  Of the current period expense, approximately 32% was within the Generation & Marketing segment and 68% was within the Vertically Integrated Utilities segment.   The remaining liability is included in Other Current Liabilities on the balance sheets.  We do not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, we initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings.  We selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate our current employee benefit programs.  The process resulted in involuntary severances and was completed by the end of the first quarter of 2013.  The severance program provides two weeks of base pay for every year of service along with other severance benefits.

We recorded charges to Other Operation expense of $7 million and $47 million for the years ended December 31, 2013 and 2012, respectively, primarily related to severance benefits as a result of the sustainable cost reductions initiative.

Appalachian Power Co [Member]
Cost Reduction Programs
COST REDUCTION PROGRAMS

2014 Disposition Plant Severance

Management intends to retire several generation plants or units of plants during 2015. The plant closures will result in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense in December 2014 primarily related to employees at the disposition plants.

	Expense Allocation from	Incurred by Registrant				Remaining Balance as of
Company	AEPSC	Subsidiaries	Settled		Adjustments	December 31, 2014
(in thousands)
APCo	$292	$6,820	$2,192	(a)	$—	$9,304
I&M	162	8,023	(162)		—	8,023
OPCo	80	—	(80)		—	—
PSO	154	134	(154)		—	134
SWEPCo	205	84	(205)		—	84

(a) Settled includes amounts received from affiliates for expenses related to joint plant.

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  The remaining liability is included in Other Current Liabilities on the balance sheets.  Management does not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings.  Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs.  The process resulted in involuntary severances and was completed by the end of the first quarter of 2013.  The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense for the years ended December 31, 2013 and 2012 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The amounts incurred by Registrant Subsidiary were as follows:

	Cost Incurred
	Years Ended December 31,
Company	2013	2012
	(in thousands)
APCo	$275	$8,472
I&M	355	5,678
OPCo	5,831	13,498
PSO	(147)	3,675
SWEPCo	1,017	5,709

Indiana Michigan Power Co [Member]
Cost Reduction Programs
COST REDUCTION PROGRAMS

2014 Disposition Plant Severance

Management intends to retire several generation plants or units of plants during 2015. The plant closures will result in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense in December 2014 primarily related to employees at the disposition plants.

	Expense Allocation from	Incurred by Registrant				Remaining Balance as of
Company	AEPSC	Subsidiaries	Settled		Adjustments	December 31, 2014
(in thousands)
APCo	$292	$6,820	$2,192	(a)	$—	$9,304
I&M	162	8,023	(162)		—	8,023
OPCo	80	—	(80)		—	—
PSO	154	134	(154)		—	134
SWEPCo	205	84	(205)		—	84

(a) Settled includes amounts received from affiliates for expenses related to joint plant.

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  The remaining liability is included in Other Current Liabilities on the balance sheets.  Management does not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings.  Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs.  The process resulted in involuntary severances and was completed by the end of the first quarter of 2013.  The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense for the years ended December 31, 2013 and 2012 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The amounts incurred by Registrant Subsidiary were as follows:

	Cost Incurred
	Years Ended December 31,
Company	2013	2012
	(in thousands)
APCo	$275	$8,472
I&M	355	5,678
OPCo	5,831	13,498
PSO	(147)	3,675
SWEPCo	1,017	5,709

Ohio Power Co [Member]
Cost Reduction Programs
COST REDUCTION PROGRAMS

2014 Disposition Plant Severance

Management intends to retire several generation plants or units of plants during 2015. The plant closures will result in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense in December 2014 primarily related to employees at the disposition plants.

	Expense Allocation from	Incurred by Registrant				Remaining Balance as of
Company	AEPSC	Subsidiaries	Settled		Adjustments	December 31, 2014
(in thousands)
APCo	$292	$6,820	$2,192	(a)	$—	$9,304
I&M	162	8,023	(162)		—	8,023
OPCo	80	—	(80)		—	—
PSO	154	134	(154)		—	134
SWEPCo	205	84	(205)		—	84

(a) Settled includes amounts received from affiliates for expenses related to joint plant.

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  The remaining liability is included in Other Current Liabilities on the balance sheets.  Management does not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings.  Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs.  The process resulted in involuntary severances and was completed by the end of the first quarter of 2013.  The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense for the years ended December 31, 2013 and 2012 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The amounts incurred by Registrant Subsidiary were as follows:

	Cost Incurred
	Years Ended December 31,
Company	2013	2012
	(in thousands)
APCo	$275	$8,472
I&M	355	5,678
OPCo	5,831	13,498
PSO	(147)	3,675
SWEPCo	1,017	5,709

Public Service Co Of Oklahoma [Member]
Cost Reduction Programs
COST REDUCTION PROGRAMS

2014 Disposition Plant Severance

Management intends to retire several generation plants or units of plants during 2015. The plant closures will result in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense in December 2014 primarily related to employees at the disposition plants.

	Expense Allocation from	Incurred by Registrant				Remaining Balance as of
Company	AEPSC	Subsidiaries	Settled		Adjustments	December 31, 2014
(in thousands)
APCo	$292	$6,820	$2,192	(a)	$—	$9,304
I&M	162	8,023	(162)		—	8,023
OPCo	80	—	(80)		—	—
PSO	154	134	(154)		—	134
SWEPCo	205	84	(205)		—	84

(a) Settled includes amounts received from affiliates for expenses related to joint plant.

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  The remaining liability is included in Other Current Liabilities on the balance sheets.  Management does not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings.  Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs.  The process resulted in involuntary severances and was completed by the end of the first quarter of 2013.  The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense for the years ended December 31, 2013 and 2012 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The amounts incurred by Registrant Subsidiary were as follows:

	Cost Incurred
	Years Ended December 31,
Company	2013	2012
	(in thousands)
APCo	$275	$8,472
I&M	355	5,678
OPCo	5,831	13,498
PSO	(147)	3,675
SWEPCo	1,017	5,709

Southwestern Electric Power Co [Member]
Cost Reduction Programs
COST REDUCTION PROGRAMS

2014 Disposition Plant Severance

Management intends to retire several generation plants or units of plants during 2015. The plant closures will result in involuntary severances. The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense in December 2014 primarily related to employees at the disposition plants.

	Expense Allocation from	Incurred by Registrant				Remaining Balance as of
Company	AEPSC	Subsidiaries	Settled		Adjustments	December 31, 2014
(in thousands)
APCo	$292	$6,820	$2,192	(a)	$—	$9,304
I&M	162	8,023	(162)		—	8,023
OPCo	80	—	(80)		—	—
PSO	154	134	(154)		—	134
SWEPCo	205	84	(205)		—	84

(a) Settled includes amounts received from affiliates for expenses related to joint plant.

These expenses, net of adjustments, relate primarily to severance benefits and are included primarily in Other Operation expense on the statements of income.  The remaining liability is included in Other Current Liabilities on the balance sheets.  Management does not expect additional severance costs to be incurred related to this initiative.

2012 Sustainable Cost Reductions

In April 2012, management initiated a process to identify strategic repositioning opportunities and efficiencies that will result in sustainable cost savings.  Management selected a consulting firm to facilitate an organizational and process evaluation and a second firm to evaluate current employee benefit programs.  The process resulted in involuntary severances and was completed by the end of the first quarter of 2013.  The severance program provides two weeks of base pay for every year of service along with other severance benefits.

The Registrant Subsidiaries recorded charges to Other Operation expense for the years ended December 31, 2013 and 2012 primarily related to severance benefits as a result of the sustainable cost reductions initiative. The amounts incurred by Registrant Subsidiary were as follows:

	Cost Incurred
	Years Ended December 31,
Company	2013	2012
	(in thousands)
APCo	$275	$8,472
I&M	355	5,678
OPCo	5,831	13,498
PSO	(147)	3,675
SWEPCo	1,017	5,709